DEBT (Details Narrative)																						1 Months Ended		2 Months Ended		12 Months Ended
	Dec. 21, 2021 CNY (¥)	Dec. 06, 2021 USD ($)	Jun. 30, 2021	Jun. 22, 2021 USD ($)	Jun. 20, 2021 USD ($)	Mar. 03, 2021 USD ($)	Jan. 12, 2021 CNY (¥)	Dec. 15, 2020 USD ($)	Nov. 04, 2020 USD ($)	Nov. 04, 2020 CNY (¥)	Oct. 22, 2020 USD ($)	Jul. 22, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jun. 02, 2020	May 22, 2020 USD ($)	May 15, 2020 USD ($)	Apr. 16, 2020 USD ($)	Apr. 03, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jun. 26, 2017 USD ($)	Feb. 14, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jul. 07, 2021 USD ($)	Jul. 07, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 06, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Aug. 05, 2021 USD ($)	Aug. 05, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)	Jul. 07, 2021 CNY (¥)	Jun. 20, 2021 CNY (¥)	Jun. 02, 2021 USD ($)	Jun. 02, 2021 CNY (¥)	Mar. 03, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 15, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Dec. 10, 2020 CNY (¥)	Nov. 04, 2020 CNY (¥)	Oct. 22, 2020 CNY (¥)	Jul. 22, 2020 CNY (¥)	Jun. 29, 2020 CNY (¥)	May 22, 2020 CNY (¥)	May 15, 2020 CNY (¥)	Apr. 16, 2020 CNY (¥)	Apr. 03, 2020 CNY (¥)	Jan. 19, 2020 CNY (¥)	Jan. 12, 2020 USD ($)	Jun. 26, 2017 CNY (¥)	Feb. 14, 2017 CNY (¥)
Short-term Debt [Line Items]
Short-term bank loans																						$ 41,381				$ 41,381	$ 1,289,081
Repayments of debt																										2,563,433	2,872,778	$ 4,514,482
Line of credit maximum borrowing capacity																						5,900,000				5,900,000			¥ 15,000,000	¥ 38,000,000
Long term borrowings																						2,621,537				2,621,537	3,709,597
Interest expenses																										417,266	329,102	$ 333,190
Loans Payable, Current																											690,327													$ 690,327
Huaxia Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans																											$ 440,962
Bohai Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans												$ 3,000,000
Debt maturity date, description												as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021.
Debt maturity date												Jul. 21, 2021
Line of credit maximum borrowing capacity															$ 2,000,000.0																																	¥ 13,000,000
Period of line of credit															1 year
Line of credit remaining borrowing capacity																																	$ 2,000,000.0	¥ 13,000,000
Huaxia Bank [Member]
Short-term Debt [Line Items]
Debt maturity date, description																						June 21, 2022	June 21, 2022
Debt maturity date																	Apr. 16, 2023
Interest rate																	6.60%																																	6.60%
Line of credit maximum borrowing capacity																	$ 2,300,000	$ 2,300,000																																¥ 15,000,000	¥ 15,000,000
Debt, repayment																						$ 92,908	¥ 600,000		¥ 5,000,000
Remaining balance																						650,000				650,000				4,200,000
Huaxia Bank [Member] | Huaxia Bank [Member]
Short-term Debt [Line Items]
Line of credit maximum borrowing capacity																								$ 500,000
Huaxia Bank [Member] | One Year With 9% [Member]
Short-term Debt [Line Items]
Line of credit maximum borrowing capacity																	$ 400,000	$ 400,000																																¥ 3,000,000	¥ 3,000,000
Period of line of credit																	1 year	1 year
Line of credit interest rate																	9.00%	9.00%																																9.00%	9.00%
Huaxia Bank [Member] | Three Year With 6.6% [Member]
Short-term Debt [Line Items]
Line of credit maximum borrowing capacity																	$ 1,800,000	$ 1,800,000																																¥ 12,000,000	¥ 12,000,000
Period of line of credit																		3 years
Line of credit interest rate																		6.60%																																	6.60%
S P D Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans		$ 800,000																											5,000,000
Line of credit maximum borrowing capacity		$ 2,300,000
Shanghai pudong development bank [Member]
Short-term Debt [Line Items]
Debt maturity date		Jan. 09, 2023
Line of credit maximum borrowing capacity		$ 1,500,000																											¥ 10,000,000
Period of line of credit		1 year
Line of credit interest rate		5.00%																											5.00%
Ownership percentage		100.00%																											100.00%
Loan Agreement [Member] | China Construction Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans							¥ 183,903									$ 2,941			$ 14,699																														¥ 20,000			¥ 100,000	$ 28,477
Debt maturity date, description							as working capital for one year, with maturity date on									as working capital for one year, with maturity date on May 15, 2021			as working capital for one year, with maturity date on January 19, 2021
Debt maturity date							Jan. 12, 2022									May 15, 2021			Jan. 19, 2021
Interest rate																4.10%			5.00%																														4.10%			5.00%	3.85%
Loan Agreement [Member] | Bohai Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans												$ 400,000
Interest rate												540.00%																																		540.00%
Loan Agreement [Member] | Huaxia Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans													$ 400,000																																		¥ 3,000,000
Debt maturity date, description													as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively.				as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023.
Debt maturity date																									May 14, 2023
Interest rate													9.00%																																		9.00%
Line of credit maximum borrowing capacity | ¥																																			¥ 3,000,000
Period of line of credit																								2 years
Line of credit interest rate																								8.50%											8.50%
Long term borrowings																	$ 300,000					30,969				30,969				200,000																				¥ 2,000,000.0
Loan Agreement [Member] | Qishang Bank [Member]
Short-term Debt [Line Items]
Debt maturity date, description								as working capital for three years, with maturity date on December 13, 2023 and interest rate of 6.65% per annum.
Interest rate								6.65%																																	6.65%
Outstanding balance																						387,117				387,117				2,500,000
Long term borrowings								$ 500,000														154,847				154,847				1.0	$ 1,500,000	¥ 10,000,000.0									¥ 3,000,000.0	$ 2,000,000.0	¥ 13,000,000
Debt, repayment	¥ 500,000			$ 77,423																		77,423	¥ 500,000
Remaining balance																																										$ 232,271	¥ 1,500,000
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-term Debt [Line Items]
Debt maturity date, description					as working capital for 24 months, with maturity date on June 20, 2023
Debt maturity date					Jun. 20, 2023
Interest rate					14.40%																															14.40%
Long term borrowings					$ 96,005																															¥ 620,000
Loan Agreement [Member] | Xian Guosen Micro Credit Co Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans						$ 309,693						$ 279,276																											¥ 2,000,000.0							¥ 2,000,000.0
Debt maturity date, description						as working capital for six months, with maturity date on September 3, 2021						as working capital for six months, with maturity date on January 21, 2021
Debt maturity date						Sep. 03, 2021						Jan. 21, 2021
Interest rate						15.40%						17.00%																											15.40%							17.00%
Loan Agreement [Member] | Xian Xinchang Micro Lending Co Ltd [Member]
Short-term Debt [Line Items]
Short-term bank loans									$ 154,847																												$ 110,241	¥ 750,002						¥ 1,000,000.0
Debt maturity date, description									as working capital for one year, with maturity date on November 3, 2021	as working capital for one year, with maturity date on November 3, 2021				as working capital for one year, with maturity date on May 31, 2021
Debt maturity date									Nov. 03, 2021	Nov. 03, 2021				May 31, 2021
Interest rate									15.12%					18.00%																														15.12%
Repayments of debt									$ 141,943	¥ 916,665
Outstanding balance																						12,904				12,904				83,335
Loan Agreement [Member] | Xian Investment Holding Co Ltd [Member]
Short-term Debt [Line Items]
Debt maturity date, description																					as working capital for three years
Debt maturity date																					Feb. 13, 2020
Long term borrowings																					$ 2,300,000																																		¥ 15,000,000.0
Loans payable | ¥																																																							10,000,000
Debt extended maturity date																					Dec. 12, 2022
Loan Agreement [Member] | Xian Investment Holding Co Ltd [Member] | Mature On February Thirteen Two Thousand Twenty [Member]
Short-term Debt [Line Items]
Loans payable																					$ 800,000																																		5,000,000.0
Loan Agreement [Member] | Xian Investment Holding Co Ltd [Member] | Mature on December 12, 2020 [Member]
Short-term Debt [Line Items]
Loans payable																					$ 1,500,000																																		¥ 10,000,000.0
Loan Agreement [Member] | Xian Investment Holding Co Ltd [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate																					2.00%																																		2.00%
Loan Agreement [Member] | Xian Investment Holding Co Ltd [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate																					4.00%																																		4.00%
Loan Agreement [Member] | Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Short-term Debt [Line Items]
Debt maturity date, description			The Company has negotiated with the Lender to extend the loan repayment date to December 25, 2022 in accordance with a COVID-19 relief notice issued by local government, with adjusted interest rate of 4.75% per annum during the period from June 26, 2020 to June 25, 2021, and 5.225% per annum during the period from June 26, 2021 to December 25, 2022.																	as working capital for three years, with maturity date on June 25, 2020
Debt maturity date																				Jun. 25, 2020
Interest rate																				3.80%																																		3.80%
Long term borrowings																				$ 1,200,000																																		¥ 8,000,000.0
Loan Agreement [Member] | We Bank Co Ltd [Member]
Short-term Debt [Line Items]
Debt maturity date, description											October 12, 2022								as working capital for 27 months, with maturity date on April 12, 2022
Debt maturity date																			Apr. 12, 2022
Interest rate											14.40%								18.00%																										14.40%							18.00%
Long term borrowings											$ 142,827								$ 13,549			$ 145,390				$ 145,390				¥ 938,929															¥ 922,381							¥ 87,500